CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Income Statement [Abstract]
Revenue	$ 8,994		$ 140,774
Cost of Goods	21		85,397
Gross Profit	8,973		55,377
Operating expenses
Selling expenses	34,379	$ 44,718	151,600	$ 24,911
General and administrative expenses	407,112	225,176	1,157,367	1,097,396
Total operating expenses	441,491	269,894	1,308,967	1,122,307
Loss from operation	(432,518)	(269,894)	(1,253,590)	(1,122,307)
Other income:
Other expense(income), net	23,981	(3,028)	59,368	(2,741)
Interest income		(32)	1,006	198
Total other expenses	23,981	(3,060)	60,374	(2,543)
Net loss	(408,537)	(266,834)	(1,193,216)	(1,124,850)
Other Comprehensive Loss
Foreign currency translation	164,563	38,932	63,551	(5,842)
Total Comprehensive Loss	$ (243,974)	$ (227,902)	$ (1,129,665)	$ (1,130,692)
Net loss per share Basic and diluted	$ (0.01)	$ 0.00	$ (0.02)	$ (0.03)
Weighted average shares outstanding Basic and diluted	57,027,005	54,823,551	55,930,766	43,630,302